Operating Expenses - Summary of Sales and Marketing Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of sales and marketing expense [abstract]
Personnel expenses	€ 12,553	€ 6,976	€ 4,954
Fees	5,148	2,480	4,447
Communication and travel expenses	14,021	5,984	1,393
Others	446	384	487
Total sales and marketing expenses	€ 32,169	€ 15,824	€ 11,282